Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 20 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries. TDS, U.S. Cellular and their subsidiaries incurred legal costs from Sidley Austin LLP of $13.7 million in 2011, $14.0 million in 2010 and $13.8 million in 2009.

On September 29, 2010, TDS repurchased 272,323 Special Common Shares at the then current market price on the NYSE for a total price of $7.7 million, or an average of $28.24 per Special Common Share including broker fees, from an affiliate of Southeastern Asset Management, Inc. (“SEAM”).

On May 29, 2009, TDS repurchased 1,730,200 Special Common Shares at the then current market price on the New York Stock Exchange (“NYSE”) for a total price of $48.2 million, or an average of $27.89 per Special Common Share including broker fees, from an affiliate of SEAM.  In addition, on July 20, 2009, TDS repurchased 405,000 Special Common Shares from SEAM at a price below the then current market price on the NYSE for a total price of $10.5 million, or an average of $25.87 per Special Common Share including broker fees.

At the time of each 2009 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares and Common Shares. At the time of the 2010 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares.

These transactions were not solicited by TDS and TDS did not enter into any agreements with SEAM.  The September 29, 2010 and May 29, 2009 transactions were effected by TDS' broker pursuant to TDS' existing institutional brokerage account agreement on the NYSE pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). The July 20, 2009 transaction was made by TDS' broker pursuant to an agreement entered into pursuant to Rule 10b5-1 under the Exchange Act and was effected on the NYSE in compliance with Rule 10b-18. The repurchases were made under TDS' share repurchase authorizations that were in effect at the time of such repurchases.

See “Security Ownership by Certain Beneficial Owners” in TDS' Notice of Annual Meeting and Proxy Statement dated April 14, 2011 for further information about SEAM and its interest in TDS.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related-party transactions; as such term is defined by the rules of the New York Stock Exchange.